Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Staffing Costs [Abstract]
Summary of Staff Costs
	Year ended December 31,
in USD ‘000	2021	2020	2019
Wages and salaries	11,110	10,262	10,403
Social charges	1,690	1,699	2,124
Post-employment benefits expense	145	1,176	145
Share-based payments	5,843	6,506	11,884
Total staff costs	18,788	19,643	24,556